Supplemental Cash Flow Information (Details) - USD ($)	Oct. 31, 2023	Oct. 31, 2022
Supplemental Cash Flow Information [Abstract]
Cash and cash equivalents	$ 60,511	$ 66,077
Cash held in bank accounts	$ 229,721	$ 358,047
Percentage of interest rate	4.90%